Non-Current Financial Assets	6 Months Ended
Jun. 30, 2019
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Non-Current Financial Assets

Note 4: Non-current financial assets

(thousands of euros)	6/30/2019	12/31/2018
Deposits	1,363	1,374
Pledged securities and other non-current financial assets	4,226	4,226
Liquidity contract	555	432

Total non-current financial assets	6,144	6,033

The non-current financial assets are composed of security deposits paid to premises’ lessors, of pledged securities not used as of June 30, 2019 and the liquidity contract.

Under the liquidity contract, 34,952 treasury shares were allocated as a reduction of Shareholders’ Equity as of June 30, 2019 with the cash balance being maintained in financial assets.